BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Jan. 02, 2022
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The preliminary determination of the fair value of net assets acquired and liabilities assumed arising from the acquisition are as follows:

Assets acquired:
Inventories	$23,799
Prepaid expenses, deposits and other current assets(1)	29,845
Property, plant and equipment	64,306
Right-of-use assets	43,539
Other non-current assets	9
161,498
Liabilities assumed:
Accounts payable and accrued liabilities	(30,191)
Current portion of lease obligations	(1,940)
Lease obligations	(41,599)
Deferred income taxes	(979)
(74,709)

Goodwill	77,179
Net assets acquired at fair value	$163,968
Cash consideration paid at closing, net of cash acquired	167,040
Settlement of pre-existing relationships	(3,072)
$163,968
(1) Includes $26.2 million of trade receivables of Frontier Yarns, that have been classified in Prepaid expenses, deposits and other current assets in the consolidated statement of financial position of the Company.